ACQUISITIONS - Narrative (Details) € in Millions, $ in Millions													1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 21, 2022 USD ($)	Dec. 16, 2022 USD ($) MW GW	Sep. 28, 2022 USD ($) MW GW	Aug. 03, 2022 USD ($)	Jun. 20, 2022 USD ($) GW	Mar. 17, 2022 USD ($) MW	Feb. 02, 2022 USD ($) GW	Feb. 02, 2022 EUR (€)	Jan. 24, 2022 USD ($) GW	Mar. 31, 2021 USD ($) site MW	Mar. 24, 2021 USD ($) facility MW	Feb. 11, 2020 USD ($) facility MW	Feb. 28, 2022 USD ($) MW	Dec. 31, 2022 USD ($)	Mar. 31, 2022	Mar. 31, 2021 USD ($) site MW	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2022	Feb. 02, 2022 EUR (€) GW	Feb. 11, 2020 EUR (€) facility MW
Disclosure of detailed information about business combination [line items]
Increase (decrease) in equity																	$ 2,290	$ 2,229	$ 1,287
20 GW United States Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired									100.00%
Solar power capacity | GW									20
Investment in equity-accounted investments						$ 31			$ 702					$ 4
Contingent consideration recognised as of acquisition date									58
Acquisition costs (less than)									$ 2
Economic interest held									20.00%
1.7 GW Germany Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired							100.00%														100.00%
Solar power capacity | GW							1.7														1.7
Investment in equity-accounted investments							$ 73	€ 66
Contingent consideration recognised as of acquisition date							17														€ 15
Acquisition costs (less than)						$ 1	$ 2	€ 2
Economic interest held						20.00%	20.00%	20.00%
Chile Distributed Generation Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired						83.00%								84.00%			84.00%			83.00%
Operating and under construction assets, power capacity | MW						437
Non-controlling interest in acquiree recognised at acquisition date														$ 6			$ 6
Oregon Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired											100.00%
Acquisition costs (less than)											$ 6
Economic interest held											25.00%
Number of wind generation facilities | facility											3
Wind power capacity, generation facilities (in MW) | MW											845
Wind power capacity, development projects (in MW) | MW											400
Revenue of combined entity as if combination occurred at beginning of period																		183
Consideration transferred, acquisition-date fair value											$ 744
U.S. Distribution Generation Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%							100.00%						100.00%
Investment in equity-accounted investments			$ 614
Acquisition costs (less than)			$ 5							$ 2
Economic interest held			20.00%
Operating and under construction assets, power capacity | MW			500							360						360
Non-controlling interest in acquiree recognised at acquisition date														0			0
Initial equity price			$ 538
Working capital and closing adjustments			22
Repayments of non-current borrowings			98
Revenue of combined entity as if combination occurred at beginning of period																	46	79
Consideration transferred, acquisition-date fair value										$ 684						$ 684
Operating and under construction assets, number of sites | site										600						600
Development assets, power capacity (in MW) | MW										700						700
Economic interest in joint venture										25.00%
U.S. Distribution Generation Portfolio | Debt Associated With U.S. Distribution Generation Portfolio Acquisition Refinancing
Disclosure of detailed information about business combination [line items]
Notional amount			$ 123
U.S. Wind Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Solar power capacity | GW		22
Investment in equity-accounted investments		$ 1,092
Acquisition costs (less than)		$ 4
Economic interest held		20.00%
Operating and under construction assets, power capacity | MW		800
Non-controlling interest in acquiree recognised at acquisition date														$ 26			26
Revenue of combined entity as if combination occurred at beginning of period																	$ 82
1.8 GW U.S. Distribution Generation Portfolio
Disclosure of detailed information about business combination [line items]
Solar power capacity | GW			1.8
California Bioenergy
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	10.00%
Economic interest held	2.00%
Initial investment	$ 150
Net investment	30
Investment option	350
Net investment option	$ 70
Powen
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired													16.00%
Economic interest held													32.00%
Wind power capacity, generation facilities (in MW) | MW													700
Initial investment													$ 22
Net investment													6
Investment option													34
Net investment option													$ 7
Powen | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Economic interest held													6.00%
Island Aggregator LP
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					20.00%
Investment in equity-accounted investments					$ 122
Purchase of interests in investments accounted for using equity method					$ 500
California Resources Corporation
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments				$ 48
Economic interest held				10.00%
Purchase of interests in investments accounted for using equity method				$ 500
Initial investment				$ 137
1.2 GW Island Aggregator LP
Disclosure of detailed information about business combination [line items]
Solar power capacity | GW					1.2
1.3 GW Island Aggregator LP
Disclosure of detailed information about business combination [line items]
Solar power capacity | GW					1.3
Polenergia
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																$ 44
Proportion of ownership interest															8.00%	6.00%
Polenergia | Brookfield Renewable and Institutional Partners
Disclosure of detailed information about business combination [line items]
Investment in equity-accounted investments																$ 175
Proportion of ownership interest															32.00%	23.00%
Polenergia | Brookfield Renewable And Institutional Partners And Majority Shareholder
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest																75.00%
Spanish CSP Portfolio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired												100.00%										100.00%
Solar power capacity | MW												100										100
Acquisition costs (less than)												$ 1
Revenue of combined entity as if combination occurred at beginning of period																		$ 99
Consideration transferred, acquisition-date fair value												$ 121										€ 111
Number of concentrated solar power facilities | facility												2										2